Subsequent Events (Details) $ / shares in Units, $ in Thousands	Mar. 28, 2018 installment $ / shares shares	Feb. 15, 2018 USD ($)	Jan. 31, 2018 USD ($)
Subsequent Event [Line Items]
Debt face amount | $			$ 1,154,010
Subsequent Event | Officers [Member]
Subsequent Event [Line Items]
Number of equal installments for vesting during vesting period | installment	2
Subsequent Event | Stock Options [Member] | Officers [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	620,166
Share Price | $ / shares	$ 32.35
Subsequent Event | Restricted Stock Units (RSUs) [Member] | Officers [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	77,280
Financing [Member] | Subsequent Event | Secured Debt [Member]
Subsequent Event [Line Items]
Debt face amount | $		$ 52,200
2016-B Class B Notes [Member]
Subsequent Event [Line Items]
Debt face amount | $			$ 111,960
2016-B Class B Notes [Member] | Subsequent Event | Secured Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Redemption Price, Amount | $		73,600
Payments To Redeem Note, Net | $		50,300
Debt Instrument, Redemption Price, Adjustments | $		$ 23,300
Share-based Compensation Award, Tranche One [Member] | Subsequent Event | Stock Options [Member] | Officers [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	310,083
Share-based Compensation Award, Tranche One [Member] | Subsequent Event | Restricted Stock Units (RSUs) [Member] | Officers [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	38,640
Share-based Compensation Award, Tranche Two [Member] | Subsequent Event | Stock Options [Member] | Officers [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	310,083
Share-based Compensation Award, Tranche Two [Member] | Subsequent Event | Restricted Stock Units (RSUs) [Member] | Officers [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	38,640